LONG-TERM INVESTMENTS (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of fair value measurement of assets [line items]
Fair value, Begining	$ 666,667
Change in fair value	(384,159)
Fair value, Ending	282,508
Avricore - shares | Level 1 on fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Fair value, Begining	500,000
Change in fair value	(333,333)
Fair value, Ending	166,667
Avricore - warrants | Level 2 on fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Fair value, Begining	166,667
Change in fair value	(50,826)
Fair value, Ending	$ 115,841